Summary Prospectus February 1, 2011


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS EMERGING MARKETS EQUITY FUND






CLASS/Ticker    A   SEKAX    B   SEKBX    C   SEKCX    INST   SEKIX    S   SEMGX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C), (800) 730-1313 (INST)
and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated February 1, 2011, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks long-term growth of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 50) and Purchase and Redemption of Shares in the fund's SAI (p. II-17).


SHAREHOLDER FEES (paid directly from your investment)


                                                A          B          C       INST          S
                                     ------------  ---------  ---------  ---------  ---------
Maximum sales charge (load)
imposed on purchases, as % of
offering price                             5.75      None       None       None       None
------------------------------------       ----      --         --         --         --
Maximum deferred sales charge
(load), as % of redemption proceeds    None(1)     4.00       1.00         None       None
------------------------------------   --------    ----       ----         --         --
Redemption/exchange fee on shares
owned less than 15 days, as % of
redemption proceeds                        2.00    2.00       2.00       2.00       2.00
------------------------------------   --------    ----       ----       ----       ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                     A          B          C        INST           S
                             ---------  ---------  ---------  ----------  ----------
Management fee                   1.01       1.01       1.01       1.01        1.01
----------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                     0.23       0.99       0.99      None        None
----------------------------     ----       ----       ----      -----       -----
Other expenses                   0.51       0.69       0.58       0.31        0.54
----------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         1.75       2.69       2.58       1.32        1.55
----------------------------     ----       ----       ----      -----       -----

(1) Investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 743     $ 672     $ 361     $ 134     $ 158
--       -----     -----     -----     -----     -----
3        1,094     1,135       802       418       490
--       -----     -----     -----     -----     -----
5        1,469     1,625     1,370       723       845
--       -----     -----     -----     -----     -----
10       2,519     2,586     2,915     1,590     1,845
--       -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 743     $ 272     $ 261     $ 134     $ 158
--       -----     -----     -----     -----     -----
3        1,094       835       802       418       490
--       -----     -----     -----     -----     -----
5        1,469     1,425     1,370       723       845
--       -----     -----     -----     -----     -----
10       2,519     2,586     2,915     1,590     1,845
--       -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2010: 77%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in emerging market equities (equities traded mainly in emerging markets or issued by companies that are organized in emerging markets or have more than half of their business there). The fund considers "emerging markets" to include any country defined as an emerging or developing economy by The International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation or the United Nations or its authorities.

The fund considers an issuer to have more than half of its business in emerging markets if at least (i) 50% of the issuer's assets are in an emerging market country, or (ii) 50% of an issuer's revenues or profits are from goods produced or sold, investments made, or services performed in emerging markets.


The fund may invest up to 20% of net assets in equities from the US or other developed markets. The fund may also invest up to 20% of net assets in US or emerging market debt securities when portfolio management believes these securities may perform at least as well as equities.


The fund invests primarily in common stocks, but may also invest in preferred stocks or convertible securities.


MANAGEMENT PROCESS. Portfolio management aims to add value through stock selection. Several important tenets underpin the fund's strategy:

o FUNDAMENTAL RESEARCH LEADS TO INVESTMENT INSIGHTS. Portfolio management believes strong fundamental research yields better stock selection and market allocation.

o VALUATION METHODOLOGY IS CONSISTENT GLOBALLY. In assessing cash flow, portfolio management values stocks using one common method- cash-flow return on investment (CFROI). By using CFROI as a single anchor for the valuation process, portfolio management can reconcile a number of variables for all companies, regardless of domicile. These variables include accounting inconsistencies and the differing amounts of capital used by companies in different industries and in different countries.

o CURRENCY IS CONSIDERED. Portfolio management considers the likely direction of a country's currency when determining the appropriate allocation for individual stocks.

DERIVATIVES. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. In addition, portfolio management generally may use forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities. Portfolio management may generally use structured notes to gain exposure to local shares in foreign markets.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


REGIONAL FOCUS RISK. Focusing on a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. To the extent the fund focuses its investments, market swings in such a targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified fund.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that



                                       2
                                                DWS Emerging Markets Equity Fund


                                             SUMMARY PROSPECTUS February 1, 2011
derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


For all share classes except Institutional Class, performance prior to class inception is Class S performance, adjusted to reflect the higher expenses of the relevant share class.


CALENDAR YEAR TOTAL RETURNS (%) (Class S)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[GRAPHIC APPEARS HERE]






    2001      2002        2003       2004       2005       2006       2007     2008        2009     2010
  -6.27        -5.45      56.59      22.39      33.95      30.55      39.53     -57.74     69.66    11.45




Best Quarter: 32.46%, Q2 2009   Worst Quarter: -32.70%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010 expressed as a %)

These returns include sales charges, if any. Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Class S and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparisons for Institutional Class shares began on 2/29/2008.



                                       3
                                                DWS Emerging Markets Equity Fund


                                             SUMMARY PROSPECTUS February 1, 2011

                                CLASS          1          5          10       SINCE
                            INCEPTION       YEAR      YEARS       YEARS   INCEPTION
                          -----------  ---------  ---------  ----------  ----------
CLASS A before tax        5/29/2001        4.85       6.27   11.78              -
------------------------- ---------       -----      -----   -----              -
CLASS B before tax        5/29/2001        7.23       6.41   11.89              -
------------------------- ---------       -----      -----   -----              -
CLASS C before tax        5/29/2001       10.29       6.62   11.52              -
------------------------- ---------       -----      -----   -----              -
CLASS S before tax         5/8/1996       11.45       7.80   12.72              -
------------------------- ---------       -----      -----   -----              -
  After tax on
  distributions                           11.49       5.74   11.57              -
  After tax on distribu-
  tions and sale of
  fund shares                              7.81       6.47   11.34              -
------------------------- ---------       -----      -----   -----              -
MORGAN STANLEY
CAPITAL
INTERNATIONAL (MSCI)
EMERGING
MARKET INDEX
(reflects no deduction
for fees or expense)                      18.88      12.78   15.89              -
------------------------- ---------       -----      -----   -----              -
INST CLASS before tax      3/3/2008       11.68         -       -            -4.58
------------------------- ---------       -----      -----   -----          ------
MORGAN STANLEY
CAPITAL
INTERNATIONAL (MSCI)
EMERGING
MARKET INDEX
(reflects no deduction
for fees or expense)                      18.88         -       -            1.86
------------------------- ---------       -----      -----   -----          ------

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

THOMAS GERHARDT, MANAGING DIRECTOR. Lead Portfolio Manager of the fund. Joined in the fund in 2009.


RAINER VERMEHREN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2009.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.

TO PLACE ORDERS


MAIL           First Investment          DWS Investments, PO Box 219356
                                         Kansas City, MO 64121-9356
               Additional Investments    DWS Investments, PO Box 219154
                                         Kansas City, MO 64121-9154
               Exchanges and             DWS Investments, PO Box 219557
               Redemptions               Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
                                                DWS Emerging Markets Equity Fund
                                   SUMMARY PROSPECTUS February 1, 2011 DEMEF-SUM